Fees and Expenses - BBH Select Large Cap ETF	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	I.Fees and Expenses
Expense Narrative [Text Block]	Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated expenses for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class I
Management Fees	0.62%
Distribution (12b-1) Fees	None
Other Expenses**	0.09%
Total Annual Fund Operating Expenses	0.71%

*	Fees reflected in the table as of January 1, 2026.
**	Based on estimated expenses for the current fiscal year.